Share based compensation reserve - Reserve Summary (Details) $ / shares in Units, € in Millions, $ in Millions	3 Months Ended													9 Months Ended
	Sep. 30, 2026 $ / shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($) $ / shares	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2026 EUR (€)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments				€ 16.9										€ 16.9
Reserve of share-based payments						€ 16.9								8.5
Disclosure of reserves within equity [line items]
Dividends paid, ordinary shares		€ 20.8	$ 23.8	20.3	$ 23.8	20.6	$ 24.2	€ 21.3	$ 24.9	€ 23.1	$ 25.9	€ 25.3	$ 26.2	61.7	$ 71.8	€ 69.7	$ 77.0
Dividends paid, ordinary shares per share | $ / shares	$ 0.17		$ 0.17						$ 0.17		$ 0.17		$ 0.17
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments				€ 16.9		15.3				€ 26.2				16.9		26.2
Reserve of share-based payments						€ 16.9		€ 15.3				€ 26.2		€ 8.5		€ 15.3